Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
12. Income Taxes
The provision for income taxes for the years ended December 31, 2023 and 2022 was comprised as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current taxes:
Federal	$—	$—
State	27	10

Total current taxes	27	10
Deferred taxes:
Federal	—	—
State	—	—

Total deferred taxes	—	—

Total provision for income taxes	$27	$10

A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2023	2022
Income tax computed at federal statutory rate	21.0%	21.0%
State taxes, net of federal benefit	7.1%	6.1%
Tax credit carryforwards	3.6%	6.2%
Permanent items	(1.0)%	(0.2)%
Change in valuation allowance	(30.8)%	(32.7)%
Other	0.1%	(0.4)%

Effective tax rate	—%	—%

The principal components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 were comprised as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$80,385	$19,580
Tax credit carryforwards	22,474	5,477
Capitalized research and development	34,395	10,279
Stock-based compensation	4,494	319
Amortization	1,138	—
Operating lease liability	9,052	855
Accrued expenses and other temporary differences	1,543	707

Total deferred tax assets	153,481	37,217
Less: valuation allowance	(145,766)	(36,094)

Net deferred tax assets	7,715	1,123
Deferred tax liabilities:
Operating right-of-use asset	(7,401)	(552)
Depreciation	(314)	(571)

Total deferred tax liabilities	(7,715)	(1,123)

Net deferred taxes	$—	$—

As of December 31, 2023, the Company had federal and state net operating loss (“NOL”) carryforwards of $302.5 million and $266.3 million, respectively. Under current law, the Company’s federal NOLs generated in taxable years ending after December 31, 2017, may be carried forward indefinitely, but the deductibility of such federal NOLs is limited to 80% of the Company’s taxable income annually for tax years beginning after December 31, 2018. Federal NOLs generated in taxable years ending on or prior to December 31, 2017, however, have a
20-year
carryforward period, but are not subject to the 80% limitation. The Company has federal NOLs of $22.4 million that are subject to expiration between 2036 and 2037 and has $280.1 million of federal NOLs that do not expire.

State NOLs expire at various dates from 2035 through 2043. As of December 31, 2023, the Company had federal research and development tax credit carryforwards of $15.6 million that expire at various dates from 2036 through 2043. In addition, as of December 31, 2023, the Company had state research and development tax credit carryforwards of $8.7 million that expire at various dates from 2032 through 2038.
The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which primarily pertain to NOL carryforwards, tax credit carryforwards and capitalized research and development. The Company has determined that it is more likely than not that it will not realize the benefits of its deferred tax assets, and as a result, a valuation allowance of $145.8 million has been established at December 31, 2023. The increase in the valuation allowance of $109.7 million during the year ended December 31, 2023 was primarily due to the additional operating loss generated by the Company and the combination of deferred tax assets as a result of the Merger.
NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50% as defined under Sections 382 and 383 in the IRC. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the Company’s value immediately prior to the ownership change. As a result of ownership changes in the Company from its inception through December 31, 2023, the Company’s NOL and tax credit carryforwards allocable to the periods preceding each such ownership change could be subject to limitations under IRC Section 382, however the Company has not yet completed an IRC Section 382 study.
The Company had no unrecognized tax benefits as of either December 31, 2023 or 2022. The Company has not conducted a study of its research and development credit carryforwards generated during any year. This study, once completed, may result in an adjustment to the Company’s research and development credit carryforwards.
However, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credit carryforwards, and if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the consolidated statements of operations and comprehensive loss if an adjustment were required.
The Company files income tax returns in the United States federal tax jurisdiction and the Connecticut and Massachusetts state tax jurisdictions. Because the Company is in a loss carryforward position, it is generally subject to examination by federal and state tax authorities for all tax years in which a loss carryforward is available.
As of December 31, 2023, the Company has not incurred any material interest or penalty charges.